Going Concern (Details) - USD ($)			1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	May 26, 2020	Jun. 29, 2017	Jul. 07, 2020	May 31, 2020	Jan. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Aug. 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Cash				$ 10,800,000				$ 1,600,000	$ 10,800,000		$ 1,600,000
Working capital deficit				3,400,000				15,900,000	3,400,000		15,900,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations									(10,594,000)	$ (8,817,000)	(9,501,000)	$ (8,597,000)
Net cash used in operating activities								500,000	(10,518,000)	(1,623,000)	(2,086,000)	(9,538,000)
Repayment of convertible notes									1,240,000	$ 436,000	436,000
Cash received at closing - asset sale									9,500,000
Accumulated deficit				$ (111,239,000)				$ (44,950,000)	(111,239,000)		$ (44,950,000)	$ (26,223,000)
Proceeds from initial public offering		$ 12,000,000							10,300,000
Proceeds from initial public offering, net of costs		$ 10,900,000
Proceeds from underwritten public offering, net of offering costs									$ 10,332,000
Concentration risk, percentage									93.00%		92.00%	86.00%
Percentage of customer contracts considered for exchange					88.00%
Customer contracts considered for exchange, amount					$ 9,700,000
Additional cash received					1,000,000
Cash transferred					900,000
Expected additional cash to be received					$ 7,500,000
Expected additional cash to be received, period					4 years
Working capital transferred					$ 1,600,000
Business transfer in annualized gross profit					$ 6,000,000
Percentage of billings and revenue growth					100.00%
Percentage of reduction in number of billed clients				20.00%
Convertible Debt [Member]
Repayment of convertible notes									$ 1,200,000
Proceeds from initial public offering						$ 3,750,000	$ 9,000,000
Proceeds from initial public offering, net of costs						$ 3,300,000	$ 8,400,000
Concentration risk, percentage							8.00%
Underwritten Public Offering [Member]
Gross proceeds from issuance of shares	$ 12,000,000
Proceeds from underwritten public offering, net of offering costs	$ 10,300,000
Overallotment
Gross proceeds from issuance of shares			$ 1,350,000
Convertible notes payable			$ 1,240,000